UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	1 Months Ended		5 Months Ended		6 Months Ended
	Jan. 26, 2022		Jun. 30, 2022	[1]	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 43,456	[1]	$ 56,892		$ 188,965
Vessel operating expenses	(7,706)	[1]	(13,302)		(37,423)
Voyage, charter hire and commission expenses, net	(1,229)	[1]	(357)		(2,376)
Administrative expenses	(5,422)	[1]	(2,636)		(12,865)
Depreciation and amortization	(5,745)	[2]	(14,966)		(38,795)
Total operating expenses	(20,102)	[1]	(31,261)		(91,459)
Other operating income	4,374	[1]	0		0
Operating income	27,728	[1]	25,631		97,506
Other non-operating income	0	[1]	0		42,549
Interest income	4	[1]	59		4,308
Interest expense	(4,725)	[1]	(6,672)		(39,348)
Gains on derivative instruments	0	[1]	0		10,704
Other financial items, net	622	[1]	(1,359)		(807)
Net financial expense	(4,099)	[1]	(7,972)		(25,143)
Income before income taxes and non-controlling interests	23,629	[1]	17,659		114,912
Income taxes	(385)	[1]	0		(134)
Net income	23,244	[2]	17,659	[2],[3]	114,778
Net income attributable to non-controlling interests	(8,206)	[1]	(811)		(943)
Net income attributable to the Owners of Cool Company Ltd. / Predecessor's Parent	$ 15,038	[1]	$ 16,848		$ 113,835
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings/(loss) per share (in dollars per share)	$ 14.89	[1]	$ 0.42		$ 2.12
Diluted earnings/(loss) per share (in dollars per share)	$ 14.89	[1]	$ 0.42		$ 2.12
Time and voyage charter revenues
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 37,289	[1]	$ 49,822		$ 173,239
Vessel and other management fee revenues
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	6,167	[1]	0		7,133
Amortization of intangible assets and liabilities arising from charter agreements, net
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 0	[1]	$ 7,070		$ 8,593

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.